ACQUIRED INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS
ACQUIRED INTANGIBLE ASSETS

8.                          ACQUIRED INTANGIBLE ASSETS

During the year ended December 31, 2009, there were certain indicators of impairment such as the loss of key customers that resulted in the Company reassessing the recoverability of the intangible assets that arose from the acquisition of JNet Group.  The Company tested these intangible assets for impairment using valuation methodologies that were consistent with those used to value the intangible assets at the date of acquisition. This impairment test was performed prior to assessment of any potential indicator of impairment of the Company’s recorded goodwill (Note 9). The Company recorded impairment charges of approximately RMB3,874,000, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively, which following the disposal of the JNet Group are now included within ‘‘(Loss) income from discontinued operations’’ (Note 25) in the consolidated statements of operations.

The following table presents the Company’s acquired intangible assets as of the respective balance sheet dates:

	Supplier contracts*	VAS license*	Customer relationship*	Non-compete agreements*	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Intangible assets, net January 1, 2010	1,153	94	1,855	228	3,330
Amortization expense	(768)	(38)	(1,855)	(114)	(2,775)

Intangible assets, net December 31, 2010	385	56	—	114	555
Amortization expense	(385)	(56)	—	(95)	(536)
Disposed of and derecognized **	—	—	—	(19)	(19)

Intangible assets, net December 31, 2011	—	—	—	—	—
Intangible assets, net December 31, 2011 (US$)	—	—	—	—	—

* Acquired in the JNet Group acquisition

** On December 26, 2011, upon the deconsolidation of Shanghai JNet (Note 4(b)), the Company disposed of and derecognized all of the acquired intangible assets related with Shanghai JNet.

Supplier contracts relates to the favorable binding bandwidth supply agreements with certain network operators determined based on net cash flow that is expected to be derived from these arrangements. Customer relationship relates to the customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived from these agreements and the estimated expected renewals and are estimated to have average useful life of 3 years. Non-compete agreements relate to the non-compete obligations of the JNet Group shareholders and will be amortized over the non-compete contractual period of 48 months from the date of acquisition.

The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their estimated useful lives ranging from 3 to 4.5 years. Amortization expenses (excluding Shanghai JNet) were RMB5,848,000, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively.